UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highstreet Asset Management Inc.
Address: 350 - 244 Pall Mall Street
         London, Ontario
         Canada N6A 5P6

Form 13F File Number: 28-13890

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dawn Butler
Title: Chief Operating Officer & Chief Financial Officer
Phone: 519-850-9500

Signature, Place, and Date of Signing:

    /s/ Dawn Butler      London, Ontario, Canada           10/15/2012
-----------------------  -----------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  138
Form 13F Information Table Value Total:  $1,413,120
                                         (thousands)

List of Other Included Managers:

NONE

                        Highstreet Asset Management Inc.
                           FORM 13F INFORMATION TABLE
                   For the Quarter Ending September 30, 2012

                              TITLE OF                    VALUE    SHARES/  SH/   PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS   SOLE      SHARED    NONE
--------------                  ---           -----      --------  -------  ---   ----  -------  --------   ----      ------    ----
Agnico-Eagle Mines Ltd.         Common Stock  008474108   21010    405247               Sole                304308      0     100939
Agrium Inc.                     Common Stock  008916108   26311    253743               Sole                122558      0     131185
Ensco PLC                       Common Stock  00B4VLR19    1779     32600               Sole                     0      0      32600
Ameren Corp.                    Common Stock  023608102    1720     52607               Sole                 49967      0       2640
American Express Co.            Common Stock  025816109    1905     33500               Sole                     0      0      33500
Ameriprise Financial Inc.       Common Stock  03076C106    1104     19483               Sole                 19483      0          0
Anheuser-Busch Inbev Nv         Common Stock  03524A108    2010     23400               Sole                     0      0      23400
Apple Inc.                      Common Stock  037833100   10028     15029               Sole                  4729      0      10300
Applied Materials Inc.          Common Stock  038222105     740     66256               Sole                 66256      0          0
Aurizon Mines Ltd.              Common Stock  05155P106    1578    300739               Sole                 31001      0     269738
BCE Inc.                        Common Stock  05534B760   34547    785759               Sole                545098      0     240661
BP PLC                          American      055622104    1821     43000               Sole                     0      0      43000
                                Depository
                                Receipt
Bank of Montreal                Common Stock  063671101   81811   1385130               Sole               1118574      0     266556
Bank of Nova Scotia             Common Stock  064149107  104268   1902202               Sole               1538444      0     363758
Barrick Gold Corp.              Common Stock  067901108   16354    391606               Sole                113380      0     278226
Baytex Energy Corp.             Common Stock  07317Q105    9722    204692               Sole                 59795      0     144897
Bed Bath and Beyond Inc.        Common Stock  075896100     887     14077               Sole                 14077      0          0
Bellatrix Exploration Ltd.      Common Stock  078314101     102     25104               Sole                 25104      0          0
Brigus Gold Corp.               Common Stock  109490102     112    113626               Sole                113626      0          0
CVS Caremark Corp.              Common Stock  126650100    1390     28701               Sole                 28701      0          0
CA Inc.                         Common Stock  12673P105    1774     68866               Sole                 68316      0        550
Canadian Imperial Bank of
Commerce                        Common Stock  136069101   58515    748037               Sole                748037      0          0
Canadian National Railway Co.   Common Stock  136375102   37556    424688               Sole                201479      0     223209
Canadian Natural Resources Ltd. Common Stock  136385101   34579   1121530               Sole                660875      0     460655
Catamaran Corp.                 Common Stock  148887102   15957    162916               Sole                 82184      0      80732
Caterpillar Inc.                Common Stock  149123101    1910     22200               Sole                     0      0      22200
Cenovus Energy Inc.             Common Stock  15135U109   11466    328737               Sole                 50700      0     278037
Chevron Corp.                   Common Stock  166764100    5101     43678               Sole                 22758      0      20920
Cisco Systems Inc.              Common Stock  17275R102    4881    255700               Sole                     0      0     255700
Clorox Co.                      Common Stock  189054109    1436     19918               Sole                 19592      0        326
Coca-Cola Co.                   Common Stock  191216100    1878     49500               Sole                     0      0      49500
Comerica Inc.                   Common Stock  200340107    1066     34330               Sole                 34330      0          0
ConocoPhillips                  Common Stock  20825C104    3474     60723               Sole                 27023      0      33700
Corning Inc.                    Common Stock  219350105    4585    348700               Sole                     0      0     348700
Cott Corp.                      Common Stock  22163N106      88     11098               Sole                 11098      0          0
Dell Inc.                       Common Stock  24702R101    3317    336060               Sole                     0      0     336060
Descartes Systems Group Inc.    Common Stock  249906108     111     12668               Sole                 12668      0          0
Walt Disney Co.                 Common Stock  254687106    2039     39000               Sole                     0      0      39000
Discover Financial Services     Common Stock  254709108    2019     50606               Sole                 38681      0      11925
DISH Network Corp.              Common Stock  25470M109    1823     59502               Sole                 56420      0       3082
DIRECTV                         Common Stock  25490A309    1161     22095               Sole                 19480      0       2615
Domtar Corp.                    Common Stock  257559203    2597     33151               Sole                 17575      0      15576
Dun and Bradstreet Corp.        Common Stock  26483E100    1100     13810               Sole                 13810      0          0
eBay Inc.                       Common Stock  278642103    5156    106500               Sole                     0      0     106500
Eldorado Gold Corp.             Common Stock  284902103    5492    360400               Sole                360400      0          0
EnCana Corp.                    Common Stock  292505104   15163    692815               Sole                402501      0     290314
Enbridge Inc.                   Common Stock  29250N105    6694    171484               Sole                171484      0          0
Endeavour Silver Corp.          Common Stock  29258Y103     154     15487               Sole                 15487      0          0
Enerplus Corp.                  Common Stock  292766102    3848    232254               Sole                232254      0          0
Exxon Mobil Corp.               Common Stock  30231G102    1893     20700               Sole                     0      0      20700
Fifth Third Bancorp             Common Stock  316773100    2703    173861               Sole                149426      0      24435
First Majestic Silver Corp.     Common Stock  32076V103    1384     59683               Sole                   871      0      58812
Foot Locker Inc.                Common Stock  344849104     361     10023               Sole                  1623      0       8400
Franco-Nevada Corp.             Common Stock  351858105    4860     82493               Sole                  1795      0      80698
The Gap Inc.                    Common Stock  364760108    1075     30058               Sole                 30058      0          0
Gildan Activewear Inc.          Common Stock  375916103    8232    259812               Sole                137760      0     122052
Goldcorp Inc.                   Common Stock  380956409   41709    908919               Sole                587771      0     321148
CGI Group Inc.                  Common Stock  39945C109   19208    715725               Sole                330592      0     385133
HCA Holdings Inc.               Common Stock  40412C101    1741     52356               Sole                 51739      0        617
HSBC Holdings PLC               American      404280406    1988     42800               Sole                     0      0      42800
                                Depository
                                Receipt
Harris Corp.                    Common Stock  413875105    1216     23741               Sole                 23741      0          0
Hewlett-Packard Co.             Common Stock  428236103    3678    215600               Sole                     0      0     215600
HollyFrontier Corp.             Common Stock  436106108    1175     28461               Sole                 28461      0          0
Huntington Bancshares Inc.      Common Stock  446150104    1884    272896               Sole                269229      0       3667
IAC Interactive Corp.           Common Stock  44919P508    1454     27842               Sole                 23222      0       4620
IAMGOLD Corp.                   Common Stock  450913108    5515    348000               Sole                348000      0          0
Imperial Oil Ltd.               Common Stock  453038408   26313    572017               Sole                272220      0     299797
Intel Corp.                     Common Stock  458140100    5720    252200               Sole                     0      0     252200
International Business
Machines Corp.                  Common Stock  459200101    7797     37585               Sole                  6985      0      30600
Interpublic Group of
Companies Inc.                  Common Stock  460690100    1329    119491               Sole                119491      0          0
JP Morgan Chase and Co.         Common Stock  46625H100    2140     52752               Sole                 44892      0       7860
KKR & Co. LP                    Common Stock  48248M102     188     12255               Sole                     0      0      12255
Kellogg Co.                     Common Stock  487836108    1973     38200               Sole                     0      0      38200
KeyCorp                         Common Stock  493267108    1191    136248               Sole                136248      0          0
Kinross Gold Corp.              Common Stock  496902404    5496    537397               Sole                537397      0          0
Kohl's Corp.                    Common Stock  500255104    1433     27985               Sole                 27985      0          0
Koninklijke Ahold NV            American      500467402     178     14060               Sole                     0      0      14060
                                Depository
                                Receipt
L-3 Communications Holdings     Common Stock  502424104    1191     16585               Sole                 15085      0       1500
Inc.
Eli Lilly and Co.               Common Stock  532457108    1588     33500               Sole                 33058      0        442
Macy`s Inc.                     Common Stock  55616P104     784     20854               Sole                 20321      0        533
Magna International Inc.        Common Stock  559222401   19079    441502               Sole                267670      0     173832
Manulife Financial Corp.        Common Stock  56501R106   35679   2961798               Sole               2961798      0          0
Marathon Oil Corp.              Common Stock  565849106    2056     69425               Sole                     0      0      69425
Marriott International Inc.     Common Stock  571903202    1431     36592               Sole                 36592      0          0
Mastercard Inc.                 Common Stock  57636Q104    4695     10400               Sole                     0      0      10400
McKesson Corp.                  Common Stock  58155Q103    1235     14351               Sole                 14351      0          0
Merck & Co. Inc.                Common Stock  58933Y105    2384     52760               Sole                 47155      0       5605
Methanex Corp.                  Common Stock  59151K108    3576    125440               Sole                 66508      0      58932
Metlife Inc.                    Common Stock  59156R108    1104     32048               Sole                 32048      0          0
Microsoft Corp.                 Common Stock  594918104    7957    267203               Sole                 60103      0     207100
Nevsun Resources Ltd.           Common Stock  64156L101    3731    796340               Sole                437755      0     358585
Northrop Grumman Corp.          Common Stock  666807102    2202     33038               Sole                 26943      0       6095
Open Text Corp.                 Common Stock  683715106    2441     44290               Sole                     0      0      44290
Oracle Corp.                    Common Stock  68389X105    5149    163500               Sole                     0      0     163500
Penn West Petroleum Ltd.        Common Stock  707887105    3642    256108               Sole                256108      0          0
Petroleo Brasileiro SA          American      71654V408    1810     78900               Sole                     0      0      78900
                                Depository
                                Receipt
Plains All American Pipeline LP Common Stock  726503105    1539     17454               Sole                 17454      0          0
Potash Corp. of
Saskatchewan Inc.               Common Stock  73755L107   51613   1188194               Sole                563518      0     624676
QUALCOMM Inc.                   Common Stock  747525103    4637     74200               Sole                     0      0      74200
Research In Motion Ltd.         Common Stock  760975102    2947    392900               Sole                     0      0     392900
Revett Minerals Inc.            Common Stock  761505205      78     21717               Sole                 21717      0          0
Rogers Communications Inc.      Common Stock  775109200   17329    428298               Sole                274293      0     154005
Royal Bank of Canada            Common Stock  780087102  114015   1983663               Sole               1582188      0     401475
Royal Dutch Shell PLC           American      780259206    1867     26900               Sole                     0      0      26900
                                Depository
                                Receipt
Shaw Communications Inc.        Common Stock  82028K200   10977    536686               Sole                536686      0          0
Siemens AG                      American      826197501    2163     21600               Sole                     0      0      21600
                                Depository
                                Receipt
Sierra Wireless Inc.            Common Stock  826516106      97     12402               Sole                 12402      0          0
Silver Wheaton Corp.            Common Stock  828336107   26342    663075               Sole                357597      0     305478
Spectra Energy Corp.            Common Stock  847560109    1817     61900               Sole                     0      0      61900
Sprint Nextel Corp.             Common Stock  852061100      79     14305               Sole                 12140      0       2165
Stantec Inc.                    Common Stock  85472N109    4119    120943               Sole                 66982      0      53961
Statoil Asa                     American      85771P102    1870     72500               Sole                     0      0      72500
                                Depository
                                Receipt
Sun Life Financial Inc.         Common Stock  866796105   37702   1625198               Sole               1625198      0          0
Suncor Energy Inc.              Common Stock  867224107   48322   1469847               Sole                889167      0     580680
SunTrust Banks Inc.             Common Stock  867914103    1673     59172               Sole                 59172      0          0
Symantec Corp.                  Common Stock  871503108    1072     59540               Sole                 59540      0          0
TJX Companies Inc.              Common Stock  872540109    1339     29887               Sole                 29887      0          0
Talisman Energy Inc.            Common Stock  87425E103    8091    605692               Sole                     0      0     605692
Teck Resources Ltd.             Common Stock  878742204    6582    223192               Sole                117658      0     105534
Telus Corp.                     Common Stock  87971M103   42245    670162               Sole                468520      0     201642
Texas Instruments Inc.          Common Stock  882508104    4146    150500               Sole                     0      0     150500
Thomson Reuters Corp.           Common Stock  884903105    5457    188880               Sole                188880      0          0
3M Co.                          Common Stock  88579Y101    1922     20800               Sole                     0      0      20800
Time Warner Cable Inc.          Common Stock  88732J207    1533     16122               Sole                 16122      0          0
Toronto-Dominion Bank           Common Stock  891160509  117002   1403763               Sole               1040962      0     362801
Total SA                        American      89151E109    1548     30900               Sole                     0      0      30900
                                Depository
                                Receipt
TransAlta Corp.                 Common Stock  89346D107    3874    253190               Sole                253190      0          0
TransCanada Corp.               Common Stock  89353D107    9303    204538               Sole                204538      0          0
TransGlobe Energy Corp.         Common Stock  893662106    3165    290969               Sole                159701      0     131268
US Bancorp                      Common Stock  902973304    2112     61492               Sole                 57688      0       3804
United Parcel Service Inc.      Common Stock  911312106    1789     25000               Sole                     0      0      25000
Unitedhealth Group Inc.         Common Stock  91324P102    1439     25866               Sole                 19491      0       6375
Valeant Pharmaceuticals         Common Stock  91911K102   26800    485861               Sole                245663      0     240198
International Inc.
Viacom Inc.                     Common Stock  92553P201     784     14636               Sole                 14636      0          0
Wi-Lan Inc.                     Common Stock  928972108      89     15920               Sole                 15920      0          0
Williams Companies Inc.         Common Stock  969457100    1969     56300               Sole                     0      0      56300
Yamana Gold Inc.                Common Stock  98462Y100   31325   1640787               Sole               1024594      0     616193
Seagate Technology PLC          Common Stock  G7945M107     641     20662               Sole                 20662      0          0